Prepayment, Deposits and Other Receivables - Schedule of Prepayment, Deposits and Other Receivables (Details)		Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Prepayment, Deposits and Other Receivables [Abstract]
Prepayments	[1]	$ 153,818	$ 19,595	$ 698,581
Other deposits	[2]	872,428	111,139	1,335,268
Rental deposits		516,293	65,770
Remuneration receivables from the customers to customers’ employees	[3]	432,116	55,048	753,715
Total Prepayment, deposits and other receivables, net		$ 1,974,655	$ 251,552	$ 2,787,564

[1]	It includes the expenses paid in advance to service providers.
[2]	It is refundable deposits to in-country partners upon the termination of services.
[3]	It represents the unsettled payments from customers in respect of the Group’s invoices issued for payments of salaries and other statutory contributions (if applicable) of employees of the customers.